T. ROWE PRICE Equity Income Portfolio
March 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.0%
COMMUNICATION SERVICES 5.8%
Diversified Telecommunication
Services 0.9%
AT&T  64,010 1,232
Verizon Communications  120,002 4,667
5,899
Entertainment 1.3%
Walt Disney (1) 93,204 9,333
9,333
Interactive Media & Services 0.9%
Meta Platforms, Class A (1) 29,600 6,273
6,273
Media 2.7%
Comcast, Class A  176,033 6,673
News, Class A  597,630 10,321
News, Class B  58,549 1,021
Paramount Global, Class B  31,500 703
18,718
Total Communication Services 40,223
CONSUMER DISCRETIONARY 3.6%
Broadline Retail 0.5%
Kohl's  135,893 3,199
3,199
Hotels, Restaurants & Leisure 1.2%
Las Vegas Sands (1) 145,662 8,368
8,368
Leisure Products 0.7%
Mattel (1) 260,220 4,791
4,791
Specialty Retail 1.2%
Best Buy  40,156 3,143
TJX  67,643 5,300
8,443
Total Consumer Discretionary 24,801
CONSUMER STAPLES 7.3%
Beverages 0.5%
Constellation Brands, Class A  16,700 3,772
3,772
Consumer Staples Distribution &
Retail 1.0%
Walmart  47,282 6,972
6,972
Food Products 2.6%
Conagra Brands  298,501 11,212
Mondelez International, Class A  14,969 1,043
Tyson Foods, Class A  102,326 6,070
18,325
Household Products 1.5%
Kimberly-Clark  76,394 10,254
10,254
Shares $ Value
(Cost and value in $000s)
‡
Tobacco 1.7%
Philip Morris International  123,000 11,962
11,962
Total Consumer Staples 51,285
ENERGY 8.2%
Oil, Gas & Consumable Fuels 8.2%
Chevron  15,070 2,459
Enbridge  46,400 1,770
EOG Resources  62,296 7,141
Exxon Mobil  97,520 10,694
Hess  45,945 6,080
Suncor Energy  11,600 360
TC Energy  181,420 7,059
TotalEnergies (EUR)  276,025 16,276
TotalEnergies, ADR  74,441 4,396
Williams  26,200 782
Total Energy 57,017
FINANCIALS 19.9%
Banks 7.5%
Bank of America  119,175 3,408
Citigroup  71,362 3,346
Fifth Third Bancorp  252,206 6,719
Huntington Bancshares  658,714 7,378
JPMorgan Chase  47,089 6,136
PNC Financial Services Group  17,453 2,218
U.S. Bancorp  124,800 4,499
Wells Fargo  505,736 18,905
52,609
Capital Markets 2.5%
Carlyle Group  65,400 2,031
Charles Schwab  59,289 3,105
Franklin Resources  25,940 699
Goldman Sachs Group  10,286 3,365
Morgan Stanley  54,623 4,796
Raymond James Financial  16,650 1,553
State Street  22,815 1,727
17,276
Financial Services 2.7%
Apollo Global Management  26,021 1,643
Equitable Holdings  395,931 10,053
Fiserv (1) 66,324 7,497
19,193
Insurance 7.2%
American International Group  281,409 14,171
Chubb  69,177 13,433
Hartford Financial Services Group  93,155 6,492
Loews  119,527 6,935
MetLife  163,685 9,484
50,515
Total Financials 139,593
HEALTH CARE 17.1%
Biotechnology 1.5%
AbbVie  52,493 8,366

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Biogen (1) 8,106 2,254
10,620
Health Care Equipment &
Supplies 4.6%
Becton Dickinson & Company  46,639 11,545
GE HealthCare Technologies (1) 76,336 6,262
Medtronic  74,711 6,023
Zimmer Biomet Holdings  66,100 8,540
32,370
Health Care Providers &
Services 5.1%
Cardinal Health  47,300 3,571
Centene (1) 43,180 2,730
Cigna Group  25,571 6,534
CVS Health  92,709 6,889
Elevance Health  34,630 15,923
35,647
Pharmaceuticals 5.9%
AstraZeneca, ADR  60,400 4,192
Johnson & Johnson  81,496 12,632
Merck  60,357 6,421
Pfizer  196,325 8,010
Sanofi (EUR)  47,111 5,111
Sanofi, ADR  29,100 1,584
Viatris  346,200 3,330
41,280
Total Health Care 119,917
INDUSTRIALS & BUSINESS
SERVICES 11.3%
Aerospace & Defense 2.6%
Boeing (1) 33,044 7,019
L3Harris Technologies  56,323 11,053
18,072
Air Freight & Logistics 1.8%
United Parcel Service, Class B  64,146 12,444
12,444
Commercial Services &
Supplies 0.5%
Stericycle (1) 81,757 3,565
3,565
Industrial Conglomerates 4.4%
3M  12,700 1,335
General Electric  215,009 20,555
Siemens (EUR)  55,081 8,923
30,813
Machinery 1.3%
Cummins  8,700 2,078
Flowserve  22,166 754
Stanley Black & Decker  79,163 6,379
9,211
Shares $ Value
(Cost and value in $000s)
‡
Passenger Airlines 0.7%
Southwest Airlines  158,137 5,146
5,146
Total Industrials & Business Services 79,251
INFORMATION TECHNOLOGY 7.1%
Communications Equipment 0.3%
Cisco Systems  41,128 2,150
2,150
Electronic Equipment, Instruments
& Components 0.3%
TE Connectivity  16,400 2,151
2,151
IT Services 0.2%
Accenture, Class A  5,800 1,658
1,658
Semiconductors & Semiconductor
Equipment 4.4%
Applied Materials  53,229 6,538
QUALCOMM  136,558 17,422
Texas Instruments  37,998 7,068
31,028
Software 1.6%
Microsoft  37,697 10,868
10,868
Technology Hardware, Storage &
Peripherals 0.3%
Samsung Electronics (KRW)  44,917 2,221
2,221
Total Information Technology 50,076
MATERIALS 3.9%
Chemicals 2.6%
CF Industries Holdings  164,957 11,958
DuPont de Nemours  4,856 348
International Flavors & Fragrances  44,006 4,047
RPM International  22,300 1,945
18,298
Containers & Packaging 1.3%
International Paper  257,739 9,294
9,294
Total Materials 27,592
REAL ESTATE 3.9%
Health Care Real Estate Investment
Trusts 0.1%
Welltower, REIT  13,700 982
982
Office Real Estate Investment
Trusts 0.0%
Vornado Realty Trust, REIT  11,600 178
178

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment
Trusts 1.4%
Equity Residential, REIT  158,096 9,486
9,486
Specialized Real Estate Investment
Trusts 2.4%
Rayonier, REIT  178,252 5,929
Weyerhaeuser, REIT  361,565 10,894
16,823
Total Real Estate 27,469
UTILITIES 7.9%
Electric Utilities 3.6%
NextEra Energy  31,400 2,420
PG&E (1) 58,100 940
Southern  310,512 21,605
24,965
Multi-Utilities 4.3%
Ameren  56,009 4,839
Dominion Energy  184,984 10,343
NiSource  63,494 1,775
Sempra Energy  84,508 12,774
29,731
Total Utilities 54,696
Total Common Stocks (Cost
$491,207) 671,920
CONVERTIBLE PREFERRED STOCKS 0.9%
HEALTH CARE 0.4%
Health Care Equipment &
Supplies 0.4%
Becton Dickinson & Company, Series
B, 6.00%, 6/1/23  54,469 2,735
Total Health Care 2,735
UTILITIES 0.5%
Electric Utilities 0.2%
NextEra Energy, 6.926%, 9/1/25  29,299 1,358
1,358
Multi-Utilities 0.3%
NiSource, 7.75%, 3/1/24  20,959 2,181
2,181
Total Utilities 3,539
Total Convertible Preferred Stocks
(Cost $6,261) 6,274
PREFERRED STOCKS 1.9%
CONSUMER DISCRETIONARY 1.9%
Automobiles 1.9%
Dr. Ing. h.c. F. Porsche (EUR) (1) 47,938 6,153
Shares $ Value
(Cost and value in $000s)
‡
Volkswagen (EUR)  54,830 7,483
Total Consumer Discretionary 13,636
Total Preferred Stocks (Cost
$13,027) 13,636
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve
Fund, 4.82% (2)(3) 7,730,100 7,730
Total Short-Term Investments (Cost
$7,730) 7,730
Total Investments in
Securities 99.9%
(Cost $518,225) $ 699,560
Other Assets Less Liabilities 0.1% 735
Net Assets 100.0% $ 700,295

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ —# $ — $ 71+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government Reserve Fund, 4.82% $ 8,005  ¤  ¤ $ 7,730^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $71 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $7,730.

T. ROWE PRICE Equity Income Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Income Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Equity Income Portfolio

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E300-054Q1 03/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 639,389 $ 32,531 $ — $ 671,920
Convertible Preferred Stocks — 6,274 — 6,274
Preferred Stocks — 13,636 — 13,636
Short-Term Investments 7,730 — — 7,730
Total $ 647,119 $ 52,441 $ — $ 699,560